CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	14,900,000	9,685,000	9,685,000
Common stock, shares outstanding	14,900,000	9,685,000	9,685,000